Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2015
Intangible assets, net
Schedule of Components of Intangible Assets, Net

	March 31,
	2014	2015	2015
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	22,363
Less: Accumulated depreciation	(18,079)	(22,700)	(3,662)

Total intangible assets, net	120,549	115,928	18,701

Schedule of Estimated Amortization Expenses
	March 31, 2015
	RMB	US$
Fiscal years ending March 31,
2016	4,621	745
2017	4,621	745
2018	4,621	745
2019	4,621	745
2020 and thereafter	97,444	15,721

Total amortization expenses	115,928	18,701